COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

24.	COMMITMENTS AND CONTINGENCIES

Litigation and contingencies

From time to time, the Group may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm business. Management is currently not aware of any such legal proceedings or claims that could have, individually or in the aggregate, a material adverse effect on the Group’s business, financial condition, or operating results.